Inventories - Schedule of Change in the Inventory Reserves (Details) - Heliogen, Inc. [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Inventories - Schedule of Change in the Inventory Reserves (Details) [Line Items]
Inventory, beginning balance	$ 2,391
Inventory, ending balance		2,391
Charges to costs and expenses	1,729	$ 2,391
Recoveries and write-offs	$ (4,120)